The interest rates used in the sensitivity analysis and their respective scenarios are shown below: (Details) - Interest rate risk [member]	Dec. 31, 2021
C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	9.15%
C D I [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	11.44%
C D I [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	13.73%
T J L P [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.32%
T J L P [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.65%
T J L P [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	7.98%
London Interbank Offered Rate L I B O R One [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	0.34%
London Interbank Offered Rate L I B O R One [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	0.42%
London Interbank Offered Rate L I B O R One [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	0.51%